Equity and Warrants - Common Stock (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity and Warrants
Shares authorized	410,000,000	410,000,000
Common stock, shares authorized	400,000,000	400,000,000	52,575,160
Preferred stock, shares authorized	10,000,000	10,000,000